Intangible assets	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Intangible assets
13.	Intangible assets

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Commercialization rights – EGRIFTA SV ®	Oncology platform	Total

Cost
Balance as at November 30, 2020	$ 11,972	$ 7,612	$ 14,041	$ 3,449	$ 37,074

Additions	-	-	-	39	39

Balance as at November 30, 2021	$ 11,972	$ 7,612	$ 14,041	$ 3,488	$ 37,113

Additions	2,832	-	-	-	2,832
Balance as at November 30, 2022	$ 14,804	$ 7,612	$ 14,041	$ 3,488	$ 39,945

Accumulated amortization

Balance as at November 30, 2020	$ 2,213	$ 384	$ 9,948	-	$ 12,545

Amortization	1,054	615	1,511	-	3,180

Balance as at November 30, 2021	$ 3,267	$ 999	$ 11,459	-	$ 15,725

Amortization	1,087	6,613	1,511	-	9,211

Balance as at November 30, 2022	$ 4,354	$ 7,612	$ 12,970	-	$ 24,936

Net carrying amounts

November 30, 2022	$ 10,450	$ -	$ 1,071	$ 3,488	$ 15,009
November 30, 2021	$ 8,705	$ 6,613	$ 2,582	$ 3,488	$ 21,388

The amortization expense of $9,211 (2021 – $3,180) is included in selling expenses.
Commercialization rights – Trogarzo
®
On March 18, 2016, the Company entered into a distribution and marketing agreement with TaiMed granting the Company the exclusive right to market Trogarzo
®
in Canada and in the United States. On March 6, 2017, the Company entered into an amended and restated distribution and marketing agreement with TaiMed (“TaiMed Agreement”) granting the Company the exclusive right to market and distribute Trogarzo
®
in Canada and in the United States (collectively, the “North American Territory”) as well as in European Union countries and other countries such as Israel, Norway, Russia and Switzerland (collectively, the “European Territory”). The TaiMed Agreement has a
12-year
term that will expire on a
country-by-country
basis calculated from the date of approval of Trogarzo
®
in each of the countries covered under the TaiMed Agreement. TaiMed is responsible for the manufacture and supply of Trogarzo
®
under the TaiMed Agreement.
Commercialization rights – Trogarzo
®
in the North American Territory
Under the terms of the TaiMed Agreement, TaiMed was responsible for developing Trogarzo
®
and for seeking its approval from the US Food and Drug Administration (“FDA”). The Company is responsible, but has no obligation, to seek the approval of Trogarzo
®
from Health Canada and must use its commercially reasonable efforts to commercialize Trogarzo
®
in the United States. The purchase price of Trogarzo
®
payable to TaiMed has been determined at

52
% of its net selling price.
Initial payments
Under the TaiMed Agreement, the Company agreed to make an initial payment of US$5,000 and will make several further milestone payments in exchange for the right to commercialize Trogarzo
®
and the right to use TaiMed’s trademark in the North American Territory.
The initial payment of $5,000 was made in accordance with the following:

(i)	$1,000 was paid in cash at the signature of the TaiMed Agreement entered into in March 2016;

(ii)
$4,000 through the issuance of the Company’s common shares, payable after the first commercial sale of Trogarzo
®
in the United States. The $
4,000
payment was made on May 15, 2018 and resulted in the issuance of 1,463,505 common shares to TaiMed.

The Company recorded as additions to intangible assets during 2016 related to the TaiMed Agreement
,
an amount of $5,207, which comprises the cash payment of $1,000 at the signature of the agreement, the share-based
payment of $4,000 and $207 of acquisition costs.
Further development milestone payments
Under the terms of the TaiMed Agreement, a further milestone of $7,000 was payable in two equal annual installments of $3,500 after achieving aggregate net sales of $20,000 over four consecutive quarters of the Company’s financial year. The first payment of
$3,500 was made in July 2019, and the second payment was made in June 2020. The Company determined this milestone to be substantially a development milestone and recorded such amount as additions to intangible assets during 2019. The Company also paid TaiMed further development milestones for Trogarzo
®
in 2022. A $
3,000
milestone (payable in two equal annual installments of $1,500) became due upon the date of the first commercial sale of a once every two weeks intramuscular, subcutaneous or intravenous-push (either fast or slow) injection formulation. An amount of $2,832 has been capitalized as an intangible asset
in fiscal 2022 related to these milestone payments
(refer to Note 15).
TaiMed may also plan a larger Phase III trial using Trogarzo
®
with a once every four weeks intramuscular, subcutaneous or intravenous-push (either fast or slow) injection formulation to address a much broader patient population. This development milestone will consist of an upfront milestone payment of up to $50,000 depending on the size of the newly targeted population, which will be paid quarterly, based on a percentage of net sales generated by Trogarzo
®
.
Further commercial milestone payments
As further consideration under the TaiMed Agreement, the Company shall make the following one-time
payments upon the first occurrence of the following commercial events:

Commercial milestone	Commercial milestone payment

(i) Upon first achieving annual net sales of $200,000	$10,000

(ii) Upon first achieving annual net sales of $500,000	$40,000

(iii) Upon first achieving annual net sales of $1,000,000	$100,000

Commercialization rights – Trogarzo
®
European Territory
On April 17, 2022, the Company announced that it would focus its commercial operations on the North American territory only and, as a result, would cease its Trogarzo
®
commercial operations in Europe. Refer to Note 3.
Consequently, during the second quarter of 2022, the remaining balance of the intangible amounting to $6,356 asset was recognized as part of selling expense to accelerate and fully amortize Commercialization rights Trogarzo
®
European Territory.
Oncology platform
On February 25, 2019, the Company acquired Katana Biopharma Inc. (“Katana”) through the purchase of all of its issued and outstanding shares. On May 21, 2019, Katana was wound-up
into the Company and then dissolved.
Katana (now the Company) is the worldwide exclusive licensee of a technology platform using peptides as a vehicle to specifically deliver existing cytotoxic agents to sortilin receptors, which are overexpressed on cancer cells. The licence was entered into on February 25, 2019 with Transfert Plus, L.P. (“Transfert Plus”), an affiliate of Aligo Innovation, a university research company that commercializes the research results of universities and other institutional partners from various areas of innovation, including life sciences (the “Licence Agreement”).
Under the terms of the acquisition agreement, part of the purchase price was to be settled through the issuance of common shares upon achieving two milestones. The first milestone consisted in initiating a Phase 1 clinical trial evaluating TH1902 for the treatment of Sortilin positive solid tumors. This milestone was achieved in March 2021 and was satisfied through the issuance of

481,928
 common shares (Note 22(b)).
The second milestone payment of CA$2.3
million will occur when the proof of concept will have been demonstrated in human subjects and will be satisfied through the issuance of common shares of the Company.
This acquisition was accounted for as an asset acquisition. During 2019, the Company recorded additions to intangible assets of $
3,073, which comprised the payment at closing of $1,965 in cash, $5 through the issuance of 900 common shares of the Company, the estimated fair value of the share-based
contingent consideration of $1,028, and $75 of acquisition costs. As the share-based
payments are
equity-settled,
the Company recognized a corresponding increase in equity, and no remeasurement of the fair value will occur regardless of whether the milestones are achieved. Since the common shares for the second milestone payment have not been issued yet, the increase in equity is recorded in contributed surplus. Upon the issuance of the common shares, this amount will be reclassified to share capital. The intangible asset is currently not being amortized. Amortization will begin when the asset is available for use.

In August 2019, the acquisition agreement was amended to provide for an adjustment to the purchase price of CA$1.08 million in the event the Company could indirectly benefit from a CA$1.2 million subsidy in connection with its research and development activities. The subsidy was granted in October 2019. The adjustment will be payable in two installments. The first installment of CA$500 thousand was paid in cash in October 2019, whereas the second installment of CA$580 thousand will be paid at the same time as the CA$2.3 million and will be satisfied through the issuance of common shares of the Company. The cash payment of $376 (CA$500
)
thousand was recognized as an addition to intangible assets during 2019.
Annual maintenance fees amount to CA$25 thousand for the first five years and CA$100 thousand thereafter, until royalties become payable beginning with the first commercial sale of a product developed using the licensed technology.
The royalties payable under the Licence Agreement vary between 1.0% and 2.5% on net sales of a product based on the licensed technology. If the Company enters into a sublicence agreement, it must then pay amounts varying between 5% and 15% of revenues received from such sublicence agreement.
The Company must pay Transfert Plus the following milestone payments upon the occurrence of the following development milestones for the first product developed in the field of oncology:

(i)	First milestone payment: $39 (CA$50) thousand upon the successful enrol l ment of the first patient in the first Phase 1 clinical trial paid in May 2021;

(ii)	Second milestone payment: CA$100 thousand upon the successful enro l lment of the first patient in the first Phase 2 clinical trial;

(iii)	Third milestone payment: CA$200 thousand upon the successful enrol l ment of the first patient in the first Phase 3 clinical trial.
Also, the Company must pay CA$200 thousand for each product upon receiving the first approval for such product by a regulatory authority. The approval shall entitle the holder thereof to commercialize the product in the territory in which the approval was obtained.